Related Party Transactions (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Convertible loan	¥ 10,093	$ 1,463	¥ 8,240
Other Related Parties
Related Party Transaction [Line Items]
Convertible loan	21,000		21,000
Beijing OrionStar [Member] | Convertible Loan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	¥ 100,000		¥ 100,000
Interest rate			8.00%
Maturity term	2 years maturity term